Stock-Based Compensation - Summary of Stock Option Plan Activity (Detail) (Time Based and Performance Based, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011 Y	Dec. 31, 2010 Y
Time Based and Performance Based
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options, Outstanding beginning	18,582,027	16,120,209	16,354,797
Number of Options, Granted	4,133,381	4,307,002	1,094,353
Number of Options, Forfeited	(655,034)	(684,306)	(703,387)
Number of Options, Exercised	(2,372,536)	(1,160,878)	(625,554)
Number of Options, Outstanding Ending	19,687,838	18,582,027	16,120,209
Number of Options, Exercisable outstanding	9,986,984
Weighted-Average Exercise Price, Outstanding beginning	$ 20.65	$ 17.63	$ 17.52
Weighted-Average Exercise Price, Granted	$ 28.00	$ 30.00	$ 18.76
Weighted-Average Exercise Price, Forfeited	$ (24.30)	$ (20.96)	$ (20.46)
Weighted-Average Exercise Price, Exercised	$ (14.64)	$ (13.20)	$ (13.42)
Weighted-Average Exercise Price, Outstanding ending	$ 22.80	$ 20.65	$ 17.63
Weighted-Average Exercise Price, Exercisable	$ 19.63
Weighted Average Remaining Contractual Term in Years, Outstanding Beginning	5.77	6.51	7.40
Weighted Average Remaining Contractual Term in Years, Outstanding Ending	5.16	5.77	6.51
Weighted Average Remaining Contractual Term in Years, Exercisable Ending	4.61
Aggregate Intrinsic, Outstanding Beginning	$ 175	$ 77	$ 29
Aggregate Intrinsic, Outstanding Ending	156	175	77
Aggregate Intrinsic, Exercisable	$ 112